Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Jul. 06, 2018
Dunham International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham International Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return from capital appreciation and dividends.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 96 of the Fund's Prospectus and in How to Buy and Sell Shares on page 94 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objective by investing in equities (common and preferred stock and depositary receipts for common and preferred stock) of international corporations traded on stock exchanges around the world, including those in emerging markets, alternative trading venues or in the over-the-counter market. The Fund may conduct foreign currency exchange transactions on a spot (cash) basis at the spot rate prevailing in the foreign exchange market for the purposes of trade settlement, repatriation of cash and other cash management activities. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in stock of non-U.S. companies in at least three foreign countries, which may include companies located or operating in established or emerging market countries. The Fund defines a non-U.S. company as one that is domiciled, has its principal place of business, derives at least 50% of its revenue or profits, or has at least 50% of its assets outside the U.S. The primary regions of investment are Western Europe, the United Kingdom, Japan, Canada, Australia and Asia. The Sub-Adviser generally constructs its portfolios by using proprietary econometric models and a proprietary optimization process that balances the trade-off between a stock’s expected return, its contribution to portfolio level risk, portfolio specific restrictions, and its opportunity costs relative to trading costs. Buys and sells occur when opportunities arise that improve the portfolio’s risk adjusted benchmark relative expected returns, net of amortized transaction costs. The Fund’s Sub-Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Currency Risk – Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it may not be possible to effectively hedge the currency risks of many countries.

Derivatives Risk – Financial derivatives, such as forward contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived. Derivatives may also create leverage which will amplify the effect on the Fund, which may produce significant losses. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Emerging Markets Risks – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Portfolio Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Stock Market Risk - Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dunham.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 32.82% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.89% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Class A sales charge is reflected in the average annual total return table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.

Dunham International Stock Fund | MSCI All Country World ex U.S. Index Net
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex U.S. Index Net
1 Year	rr_AverageAnnualReturnYear01	27.19%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	1.84%
Dunham International Stock Fund | MSCI All Country World ex U.S. Index Net - As of December 10, 2004
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	6.17%	[1],[2]
Dunham International Stock Fund | MSCI All Country World ex U.S. Index Net - As of January 3, 2007
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	3.03%	[2],[3]
Dunham International Stock Fund | Morningstar Foreign Large Cap Blend Category
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Foreign Large Cap Blend Category (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	25.12%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.27%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.79%	[4]
Dunham International Stock Fund | Morningstar Foreign Large Cap Blend Category - As of December 10, 2004
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	5.38%	[1],[2],[4]
Dunham International Stock Fund | Morningstar Foreign Large Cap Blend Category - As of January 3, 2007
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	2.51%	[2],[3],[4]
Dunham International Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.16%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[5]
1 Year	rr_ExpenseExampleYear01	$ 748
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,499
10 Years	rr_ExpenseExampleYear10	$ 2,579
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	18.16%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	2.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2007
Dunham International Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.16%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[5]
1 Year	rr_ExpenseExampleYear01	$ 259
3 Years	rr_ExpenseExampleYear03	796
5 Years	rr_ExpenseExampleYear05	1,360
10 Years	rr_ExpenseExampleYear10	$ 2,895
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	24.38%
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.70%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2004
Dunham International Stock Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.16%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[5]
1 Year	rr_ExpenseExampleYear01	$ 159
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	$ 1,856
Annual Return 2008	rr_AnnualReturn2008	(42.72%)
Annual Return 2009	rr_AnnualReturn2009	48.23%
Annual Return 2010	rr_AnnualReturn2010	13.67%
Annual Return 2011	rr_AnnualReturn2011	(14.81%)
Annual Return 2012	rr_AnnualReturn2012	18.68%
Annual Return 2013	rr_AnnualReturn2013	21.27%
Annual Return 2014	rr_AnnualReturn2014	(3.58%)
Annual Return 2015	rr_AnnualReturn2015	(4.66%)
Annual Return 2016	rr_AnnualReturn2016	3.13%
Annual Return 2017	rr_AnnualReturn2017	25.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	25.62%
5 Years	rr_AverageAnnualReturnYear05	7.63%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2004
Dunham International Stock Fund | Class N | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	24.35%
5 Years	rr_AverageAnnualReturnYear05	7.18%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.04%	[2]
Dunham International Stock Fund | Class N | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	15.53%
5 Years	rr_AverageAnnualReturnYear05	5.96%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.54%	[2]

[1]	As of December 10, 2004.
[2]	The Fund's Class N and Class C shares commenced operations on December 10, 2004. The Fund's Class A shares commenced operations on January 3, 2007.
[3]	As of January 3, 2007.
[4]	The Morningstar Foreign Large Cap Blend Category is generally representative of mutual funds that primarily invest in non-U.S. stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is generally applicable where neither growth nor value characteristics dominate.
[5]	Through a commission recapture arrangement a portion of the Fund’s expenses have been reduced. “Other Expenses” does not take into account this expense reduction and are therefore higher than the actual expenses of the Fund. Had the expense reduction been taken into account “Total Annual Fund Operating Expenses” for each class would have been as follows: Class A – 1.80%, Class C – 2.55% and Class N –1.55%.